Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2010
Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities
12.  Commitments and Contingent Liabilities

Leases

The table below depicts future gross minimum rental commitments under our operating leases as of December 31, 2010 (in millions):

Year	Commitment
2011	$49.6
2012	38.2
2013	29.9
2014	24.5
2015	20.4
Thereafter	63.0
Total minimum payments	$225.6

The remaining terms on our operating leases, including probable elections to exercise renewal options, range from one to 38 years. We have not reduced our total minimum payments for future minimum sublease rentals aggregating approximately $1.7 million.  Total lease and rental expenses were $69.0 million, $73.1 million and $84.2 million for the years ended December 31, 2010, 2009 and 2008, respectively. The amount of capital leases included within “Property, Plant and Equipment, net” in our accompanying consolidated balance sheets as of December 31, 2010 and 2009 are not material to our consolidated balance sheets.

Contingent Debt

KMP's contingent debt disclosures pertain to certain types of guarantees or indemnifications KMP has made and cover certain types of guarantees included within debt agreements, even if the likelihood of requiring KMP's performance under such guarantee is remote.  Most of these agreements are with entities that are not consolidated in our financial statements; however, KMP has invested in and holds equity ownership interests in these entities.

As of December 31, 2010, KMP's contingent debt obligations with respect to these investments, as well as KMP's obligations with respect to related letters of credit, are summarized below (dollars in millions):

Entity	KMP's Ownership Interest	Investment Type	Total Entity Debt		KMP's Contingent Share of Entity Debt	(a)
Fayetteville Express Pipeline LLC(b)	50%	Limited Liability	$940.0	(c)	$470.0

Cortez Pipeline Company(d)	50%	General Partner	$142.4	(e)	$87.3	(f)

Midcontinent Express Pipeline LLC(g)	50%	Limited Liability	$799.0	(h)	$16.7	(i)

Nassau County, Florida Ocean Highway and Port Authority(j)	N/A	N/A	N/A		$18.3	(k)
_________

(a)	Represents the portion of the entity's debt that KMP may be responsible for if the entity cannot satisfy its obligations.
(b)
Fayetteville Express Pipeline LLC is a limited liability company and the owner of the Fayetteville Express natural gas pipeline system.  The remaining limited liability company member interest in Fayetteville Express Pipeline LLC is owned by Energy Transfer Partners, L.P.

(c)	Amount represents borrowings under a $1.1 billion, unsecured revolving bank credit facility that is due May 11, 2012.
(d)
Cortez Pipeline Company is a Texas general partnership that owns and operates a common carrier carbon dioxide pipeline system. The remaining general partner interests are owned by ExxonMobil Cortez Pipeline, Inc., an indirect wholly-owned subsidiary of Exxon Mobil Corporation, and Cortez Vickers Pipeline Company, an indirect subsidiary of M.E. Zuckerman Energy Investors Incorporated.

(e)
Amount consists of (i) $32.1 million of fixed rate Series D notes due May 15, 2013 (interest on the Series D notes is paid annually and based on an average interest rate of 7.14% per annum); (ii) $100.0 million of variable rate Series E notes due December 11, 2012 (interest on the Series E notes is paid quarterly and based on an interest rate of three-month LIBOR plus a spread) and (iii) $10.3 million of outstanding borrowings under a $40.0 million committed revolving bank credit facility that is also due December 11, 2012.

(f)
KMP is severally liable for its percentage ownership share (50%) of the Cortez Pipeline Company debt ($71.2 million).  In addition, as of December 31, 2010, Shell Oil Company shares KMP's several guaranty obligations jointly and severally for $32.1 million of Cortez's debt balance related to the Series D notes; however, KMP is obligated to indemnify Shell for the liabilities it incurs in connection with such guaranty.  Accordingly, as of December 31, 2010, KMP has a letter of credit in the amount of $16.1 million issued by JP Morgan Chase, in order to secure its indemnification obligations to Shell for 50% of the Cortez debt balance of $32.1 million related to the Series D notes.

Further, pursuant to a Throughput and Deficiency Agreement, the partners of Cortez Pipeline Company are required to contribute capital to Cortez in the event of a cash deficiency.  The agreement contractually supports the financings of Cortez Capital Corporation, a wholly-owned subsidiary of Cortez Pipeline Company, by obligating the partners of Cortez Pipeline to fund cash deficiencies at Cortez Pipeline, including anticipated deficiencies and cash deficiencies relating to the repayment of principal and interest on the debt of Cortez Capital Corporation.  The partners' respective parent or other companies further severally guarantee the obligations of the Cortez Pipeline owners under this agreement.

(g)
Midcontinent Express Pipeline LLC is a limited liability company and the owner of the Midcontinent Express natural gas pipeline system.  The remaining limited liability company member interests in Midcontinent Express Pipeline LLC are owned by Regency Energy Partners, L.P. and Energy Transfer Partners, L.P.

(h)
Amount consists of an aggregate carrying value of $799.0 million in fixed rate senior notes issued by Midcontinent Express Pipeline LLC in a private offering in September 2009.  All payments of principal and interest in respect of these senior notes are the sole obligation of Midcontinent Express.  Noteholders have no recourse against KMP or the other member owners of Midcontinent Express Pipeline LLC for any failure by Midcontinent Express to perform or comply with its obligations pursuant to the notes or the indenture.

(i)
As of December 31, 2010, Midcontinent Express had no outstanding borrowings under its $175.4 million, unsecured revolving bank credit facility that is due February 28, 2011.  However, its credit facility can be used for the issuance of letters of credit to support the operation of its pipeline system, and as of December 31, 2010, a letter of credit having a face amount of $33.3 million was issued under the credit facility by the Bank of Tokyo-Mitsubishi UFJ, Ltd.  KMP's contingent responsibility with regard to this outstanding letter of credit was $16.7 million (50% of total face amount).

(j)	Arose from KMP's Vopak terminal acquisition in July 2001. Nassau County, Florida Ocean Highway and Port Authority is a political subdivision of the state of Florida.
(k)
KMP has posted a letter of credit as security for borrowings under Adjustable Demand Revenue Bonds issued by the Nassau County, Florida Ocean Highway and Port Authority.  The bonds were issued for the purpose of constructing certain port improvements located in Fernandino Beach, Nassau County, Florida.  KMP's subsidiary, Nassau Terminals LLC, is the operator of the marine port facilities.  The bond indenture is for 30 years and allows the bonds to remain outstanding until December 1, 2020. Principal payments on the bonds are made on the first of December each year, and corresponding reductions are made to the letter of credit.  As of December 31, 2010, this letter of credit had a face amount of $18.3 million.

KMP also holds a 50% equity ownership interest in Rockies Express Pipeline LLC, a limited liability company and the owner of the Rockies Express natural gas pipeline system.  Subsidiaries of Sempra Energy and ConocoPhillips own the remaining member interests, and pursuant to certain guaranty agreements remaining in effect on December 31, 2009, all three member owners of Rockies Express Pipeline LLC had agreed to guarantee, severally in the same proportion as their percentage ownership of the member interests in Rockies Express Pipeline LLC, borrowings under its $2.0 billion five-year, unsecured revolving bank credit facility that is due April 28, 2011. On April 8, 2010, Rockies Express Pipeline LLC amended its bank credit facility to allow for borrowings up to $200 million (a reduction from $2.0 billion), and on this same date, each of its three member owners were released from their respective debt obligations under the previous guaranty agreements.  Accordingly, KMP no longer has a contingent debt obligation with respect to Rockies Express Pipeline LLC.

KMP accounts for its investments in Fayetteville Express Pipeline LLC, Cortez Pipeline Company, and Midcontinent Express Pipeline LLC under the equity method of accounting.  For the year ended December 31, 2010, KMP's share of earnings, based on its ownership percentage and before amortization of excess investment cost, if any, was $22.5 million from Cortez Pipeline Company and $30.1 million from Midcontinent Express Pipeline LLC.  KMP had no equity earnings from its investment in Fayetteville Express Pipeline LLC during 2010.

Subsequent Event

On February 25, 2011, Midcontinent Express Pipeline amended its bank credit facility to allow for borrowings up to $75.0 million and on this same date each of its member owners, including KMP, were released from their respective debt obligations under the previous guaranty agreements.